Other non-current assets and liabilities	12 Months Ended
Dec. 31, 2023
Other non-current assets and liabilities [Abstract]
Other non-current assets and liabilities	Other non-current assets and liabilities

	2023	2022
Other non-current assets
VAT receivable(1)	$8,688	$612
Non-current derivative assets(2)	5,332	5,527
Non-current supplies inventory	1,732	1,732
Other	3,581	2,686
Total other non-current assets	$19,333	$10,557

Other non-current liabilities
Non-current portion of lease obligations (note 13)	$18,102	$8,730
Post-retirement benefits	1,244	862
Non-current derivative liabilities(2)	366	4,588
Total other non-current liabilities	$19,712	$14,180
(1)Relates to the Öksüt Mine.
(2)Relates to the diesel, foreign exchange and copper hedging contracts (note 24a).